Related Party Transactions and Balance (Details)						12 Months Ended
	Jul. 14, 2020 USD ($)	Jul. 01, 2018 USD ($)	Jul. 01, 2018 CNY (¥)	Mar. 15, 2018 USD ($)	Mar. 15, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transactions and Balance (Details) [Line Items]
Purchases from related party						$ 75,653	$ 656,840
Remaining loan balance								$ 0
Borrowed amount						1,784,058	1,208,331
Principal amount						33,178
Hangzhou Lianluo [Member]
Related Party Transactions and Balance (Details) [Line Items]
Purchases from related party						44,614	42,000	204
Annual rental						0	$ 35,892	$ 39,942
Outstanding rental payable to related party						81,126
Borrowings loans description							the Company borrowed an aggregate of $942,500 from Hangzhou Lianluo and repaid $0. As of December 31, 2020, the loan balances were $996,450. These loans were extended, interest-free as of December 31, 2020 and without specific repayment date, which is based upon both parties’ agreement.	the Company borrowed from Hangzhou Lianluo $3,682,592 carrying an annual interest rate of 5%-8%, which was fully settled through a debt offset agreement among the Company, Hangzhou Lianluo and DGHKT as described below “iv) Borrowings to DGHKT.”
Hangzhou Lianluo [Member]
Related Party Transactions and Balance (Details) [Line Items]
Payable to Hangzhou Lianluo's subsidiary						3,019
Mr. Ping Chen [Member]
Related Party Transactions and Balance (Details) [Line Items]
Sale of equipment							$ 9,588
Ownership interest						51.00%
Outstanding receivable						$ 11,455
Hangzhou Lianluo [Member]
Related Party Transactions and Balance (Details) [Line Items]
Annual rental		$ 84,447	¥ 580,788
Loaned amount				$ 6,000,000
Lease period				12 years	12 years
Borrowed amount				$ 34,300,000	¥ 5,200,000
DGHKT [Member]
Related Party Transactions and Balance (Details) [Line Items]
Borrowed amount							33,000
Repayment of the loan and related interest						0	0
Principal amount	$ 33,000
Mr. Ping Chen [Member]
Related Party Transactions and Balance (Details) [Line Items]
Borrowed amount						787,608	243,881
Borrowing from related party						$ 498,191	387,182
Borrowed debt							$ 143,301
Digital Grid Hong Kong Technology Co Limited [Member]
Related Party Transactions and Balance (Details) [Line Items]
Borrowings loans description				Pursuant to an agreement dated December 27, 2018, the Company, DGHKT, Hangzhou Lianluo agreed that the outstanding amount owed by DGHKT to the Company of RMB35.6 million be repaid by Hangzhou Lianluo on behalf of DGHKT, to the Company. This repayment is agreed to be settled in the form of offset against the amount owed by the Company to Hangzhou Lianluo of RMB35.6 million (approximately $5.2 million).	Pursuant to an agreement dated December 27, 2018, the Company, DGHKT, Hangzhou Lianluo agreed that the outstanding amount owed by DGHKT to the Company of RMB35.6 million be repaid by Hangzhou Lianluo on behalf of DGHKT, to the Company. This repayment is agreed to be settled in the form of offset against the amount owed by the Company to Hangzhou Lianluo of RMB35.6 million (approximately $5.2 million).